Contingent Liabilities, Other Information, Commitments And Guarantees - Additional Information (Detail) R$ in Millions					1 Months Ended																	12 Months Ended
	Nov. 30, 2018 EUR (€)	Jul. 23, 2018	May 28, 2015 EUR (€)	Jan. 01, 2012 EUR (€)	Nov. 30, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Feb. 28, 2018 BRL (R$) Assessment	Feb. 28, 2017 EUR (€) Appeals	Jul. 31, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Aug. 31, 2015 EUR (€)	Jul. 31, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	Nov. 30, 2013 EUR (€)	Aug. 31, 2013 EUR (€)	May 31, 2013 EUR (€)	Feb. 28, 2013 EUR (€)	Feb. 29, 2012 EUR (€)	May 31, 2010 EUR (€)	Oct. 31, 2009 EUR (€)	Jun. 30, 2009 EUR (€)	Dec. 31, 2018 EUR (€) Assessment Director Guarantee	Dec. 31, 2018 BRL (R$) Assessment Director Guarantee	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014	Dec. 31, 2012 EUR (€)	Dec. 31, 2018 BRL (R$)	May 31, 2018 EUR (€)	May 08, 2018 EUR (€)	Mar. 22, 2011 BRL (R$)
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Posted liability for disputes																						€ 508,000,000
Possible loss for tax and regulatory disputes | R$																												R$ (16,500)
Number of tax assessments | Assessment							2															2	2
Tax assessments | R$							R$ 679																R$ 369
Dispute remaining amount | R$																												296
Risk consideration together | R$																												2,900
Receivables | R$																												3,300
Tax receivables | R$																												1,900
Legal revaluation receivables | R$																												1,400
Number of other plaintiffs brought claims																			32
Number of plaintiffs filed claims for compensation																			22
Amount of compensation claimed by filled plaintiffs																			€ 60,000,000
Amount of compensation claimed by single filled plaintiff																			€ 42,000,000
Imprisonment period for defendants									1 year to 5 years of imprisonment
Amount of judgment to defendants for damages plus legal fees																	€ 270,000
Additional amount of judgment to defendants for pecuniary and non-pecuniary damages																	€ 10,000,000
Reversal of provisional judgment awarded to Company														€ 10,000,000
Cancellation of compensation advanced by certain plaintiffs														€ 60,000,000
Guarantee bond issued																						€ 19,021,000,000		€ 19,775,000,000
Number of independent directors re-appointed | Director																						13	13
Total number of independent directors | Director																						15	15
Fined TIM	€ 1,044,000					€ 696,000																		1,160,000
Amount of administrative sanction canceled					€ 1,160,000
Balance of amounts paid in concession charges																						€ 113,000,000
Balance of amounts paid in concession charges for the years																						1994-1998	1994-1998
Adjustment of the licence fee																						€ 11,000,000
Adjustment of the licence fee for the year																						1994	1994
Amount not received due to bad debts against turnover																						€ 9,000,000
Payment of outstanding balances of license fees																						46,000,000
Adjustment of portion of licence fee																						41,000,000
Law suit filing date																										During the preliminary hearing, which started in April 2015
Name of defendant																										TIM
Number of all plaintiffs brought claims																										26
Action taken by the defendant against plaintiff																										The trial started in November 2015, and, as the party liable for damages, the Company has reached a settlement agreement with 12 of the 18 individuals (heirs/injured persons/family members) who are civil parties to the dispute and they have, therefore, withdrawn the claim for damages against TIM.
Number of defendants									18
Number of defendants found as guilty									13
Number of defendants found as non guilty									4
Number of cases dismissed									1
Litigation settlement compensation payable for damages along with defendents									€ 1,900,000
Amount cliamed by Elinet S.p.A due to total damages																						282,000,000
Number of defendant included the company committed trial																											89
TIM to be ordered to pay an administrative fine										€ 900,000
Restitution of concession charge plus interest																						386,000,000
Claims plus legal interest and adjustment to account for any inflation effect																						529,000,000
Contingent liabilities																						500,000,000
Allocated risk provision																						20,000,000
Net of back-to-back guarantees received																						33,000,000
Guarantees provided by third parties																						6,979,000,000
Guarantees for loans received																						1,255,000,000
Guarantees performance under outstanding contracts																						€ 5,724,000,000
Number of guarantees issued | Guarantee																						6,000,000	6,000,000
Guarantees issued, value																						€ 1,922,000,000							€ 74,300,000
Insurance guarantees																						739,000,000
Guarantee obligation on telecommunication services																						1,616,000,000		1,737,000,000
TIM CELULAR SA [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Authorised payment amount requested | R$																							R$ 73
Vodafone [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Litigation claim																		€ 93,000,000
Pending Litigation [Member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount cliamed by Elinet S.p.A due to total damages																						58,000,000
Surety bond [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Guarantee obligation on telecommunication services																						€ 244,000,000
Federal income taxes [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Tax disputes | R$																												4,000
State income taxes [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Tax disputes | R$																												8,900
Bottom of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Imprisonment period for defendants																	P1Y
Top of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Imprisonment period for defendants																	P7Y6M
Telecom Italia Latam [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of judgment to defendants for non-pecuniary damages																	€ 20,000
Telecom Italia Audit And Compliance Services [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of judgment to defendants for non-pecuniary damages																	€ 20,000
Vivendi group [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Number of independent directors re-appointed | Director																						5	5
JVCO [member] | Brazil-CAM JVCO arbitration [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Arbitration fees, percentage		90.00%
TIM Brasil group [member] | Brazil-CAM JVCO arbitration [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Arbitration fees, percentage		10.00%
Tim Group [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Restitution of concession charge plus interest																						€ 143,000,000
Tax assessment one [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Tax assessments | R$							344
Tax assessment two [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Tax assessments | R$							R$ 335
Brazilian Development Bank [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Low rate loans granted																						267,000,000
Ing [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of guarantees																						105,000,000
Amount of guarantees loan paid back upon maturity																						100,000,000
Banco Santander [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of guarantees																						52,000,000
Sumitomo Mitsui Banking [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of guarantees																						52,000,000
SACE [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of guarantees																						368,000,000
Santander, Sumitomo and SACE [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of guarantees loan paid back upon maturity																						200,000,000
BBVA - Banco Bilbao Vizcaya Argentaria [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of guarantees																						210,000,000
UniCredit Bank [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of guarantees																						105,000,000
Banco Bilbao Vizcaya Argentaria and Unicredit [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of guarantees loan paid back upon maturity																						300,000,000
Eutelia and voiceplus [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																					€ 730,000,000
Vodafone dispute-universal service [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value										€ 9,000,000		€ 38,000,000
Number of appeals filed against ministry of economic development and tim | Appeals								4
Legal proceeding claim received value								€ 38,000,000
Non recognition of fiscal effects of merger and tax deductibility of write down of goodwill [member] | Tim Celular [member] | Federal Tax Authorities Of Brazil [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount for tax assessment notice served | R$																															R$ 1,265
Teleunit [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																				€ 362,000,000		35,400,000
Golden Power Case [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Financial penalty																														€ 74,300,000
Guarantee bond issued																													€ 74,300,000
Alfiere S.p.A. - TIM-CDP Immobiliare arbitrations [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																						24,000,000
Amount of administrative sanction canceled																						24,000,000
Amount cliamed by Elinet S.p.A due to total damages																						300,000,000
Compensation for damages																						88,000,000
Antitrust case A four twenty eight [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of judgment awarded for abuse of dominant position under administrative sanction one																€ 88,182,000
Amount of judgment awarded for abuse of dominant position under administrative sanction two																€ 15,612,000
Vodafone (A428) [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value			€ 568,500,000	€ 1,812,000,000
Vodafone (A428) [member] | Bottom of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value															€ 876,000,000
Vodafone (A428) [member] | Top of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value															€ 1,029,000,000
Colt technology services [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value											€ 27,000,000		€ 23,000,000
KPNQ West Italia S.p.A. [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																						37,000,000
Siportal [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																						25,000,000					€ 48,400,000
MC-Link [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																						51,000,000
Italian competition authority case I-761 [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Restricted competition fee																									€ 21,500,000
Wind (I-761) [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																								€ 57,000,000
Vodafone I-761 [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																						€ 193,000,000
Vodafone [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value													4,400,000
Vodafone [member] | Bottom of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value													30,000,000
Vodafone [member] | Top of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value													€ 48,900,000
Tax contingent liability [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Municipal taxes paid | R$																							R$ 700
Definitive agreements [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Receivables | R$																												R$ 353